UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23875

Madison ETFs Trust
(Exact name of registrant as specified in charter)

550 Science Drive

Madison, Wisconsin 53711
(Address of principal executive offices) (Zip code)

Greg Hoppe

Madison ETFs Trust

550 Science Drive

Madison, Wisconsin 53711
(Name and address of agent for service)

800-767-0300

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Madison Aggregate Bond ETF

MAGG (Principal U.S. Listing Exchange: NYSE )

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/documents. You can also request this information by contacting us at 800-767-0300.

This report describes certain planned changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Aggregate Bond ETF	$21	0.40%
* Annualized

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$64,118,235
Number of Holdings	205
Portfolio Turnover	5%
Average Credit Quality	AA3
Effective Duration	5.59 years
30-Day SEC Yield	4.29%
Yield to Maturity	4.56%

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Mortgage-Backed Securities	38.6%
Corporate Bonds	29.7%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	3.9%
Asset-Backed Securities	2.6%
Cash & Other	2.3%
Top 10 Issuers	(%)
United States Treasury Note/Bond	22.9%
Federal National Mortgage Association	22.6%
Federal Home Loan Mortgage Corp.	18.1%
JPMorgan Chase & Co.	1.1%
Towd Point Mortgage Trust	1.1%
Citigroup, Inc.	0.9%
PNC Financial Services Group, Inc.	0.9%
GE HealthCare Technologies, Inc.	0.9%
Morgan Stanley	0.8%
Wells Fargo & Co.	0.9%

CHANGES TO INVESTMENT ADVISORY FEE.

Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain planned changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expext to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/documents or upon request at 800-767-0300.

Madison Aggregate Bond ETF	PAGE 1	TSR-SAR-557441300

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Aggregate Bond ETF	PAGE 2	TSR-SAR-557441300

Madison Covered Call ETF

CVRD (Principal U.S. Listing Exchange: NYSE )

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Covered Call ETF	$44	0.85%
* Annualized

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$36,006,176
Number of Holdings	65
Portfolio Turnover	39%
30-Day SEC Yield	1.26%
Distribution Yield	8.19%

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Technology	23.2%
Financials	16.7%
Industrials	10.5%
Health Care	9.9%
Consumer Discretionary	9.5%
Consumer Staples	8.1%
Energy	6.4%
Communications	5.5%
Utilities	4.3%
Cash & Other	5.9%
Top 10 Issuers	(%)
Danaher Corp.	4.5%
Microsoft Corp.	4.3%
AES Corp.	4.3%
Adobe, Inc.	4.2%
Accenture PLC	3.9%
Amazon.com, Inc.	3.8%
Lowe’s Cos., Inc.	3.6%
Agilent Technologies, Inc.	3.5%
Microchip Technology, Inc.	3.5%
Visa, Inc.	3.3%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Covered Call ETF	PAGE 1	TSR-SAR-557441409

Madison Dividend Value ETF

DIVL (Principal U.S. Listing Exchange: NYSE )

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Dividend Value ETF	$33	0.65%
* Annualized

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$61,239,180
Number of Holdings	37
Portfolio Turnover	37%
30-Day SEC Yield	1.83%
Distribution Yield	3.23%

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	22.4%
Industrials	21.9%
Health Care	14.4%
Energy	10.4%
Consumer Discretionary	9.6%
Technology	7.5%
Consumer Staples	4.1%
Utilities	4.0%
Materials	3.6%
Cash & Other	2.1%
Top 10 Issuers	(%)
Johnson & Johnson	4.7%
Bank of America Corp.	4.5%
Chevron Corp.	4.1%
Exxon Mobil Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	3.8%
Morgan Stanley	3.7%
Blackrock, Inc.	3.7%
AbbVie, Inc.	3.4%
Honeywell International, Inc.	3.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Dividend Value ETF	PAGE 1	TSR-SAR-557441508

Madison Short-Term Strategic Income ETF

MSTI (Principal U.S. Listing Exchange: NYSE )

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.

This report describes certain planned changes to the Fund that occurred after the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Short-Term Strategic Income ETF	$20	0.40%
* Annualized

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$62,570,432
Number of Holdings	97
Portfolio Turnover	6%
Average Credit Quality	BAA1
Effective Duration	2.30 years
30-Day SEC Yield	4.24%
Yield to Maturity	4.52%

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	28.3%
Mortgage Securities	24.6%
Energy	9.4%
Technology	5.0%
Industrials	4.9%
Asset Backed Securities	4.3%
Government	3.5%
Consumer Staples	3.1%
Health Care	2.9%
Cash & Other	14.0%
Top 10 Issuers	(%)
Federal National Mortgage Association	14.6%
Federal Home Loan Mortgage Corp.	7.1%
United States Treasury Note/Bond	3.5%
Bank of America Corp.	2.6%
Morgan Stanley	2.5%
PNC Financial Services Group, Inc.	2.1%
Marathon Petroleum Corp.	2.1%
Fifth Third Bancorp	2.1%
Goldman Sachs Group, Inc.	2.0%
JPMorgan Chase & Co.	2.0%

CHANGES TO INVESTMENT ADVISORY FEE.

Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain planned changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expext to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Madison Short-Term Strategic Income ETF	PAGE 1	TSR-SAR-557441201

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.madisonfunds.com/etfs/#documents.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Madison Investments documents not be householded, please contact Madison Investments at 800-767-0300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Madison Investments or your financial intermediary.

Madison Short-Term Strategic Income ETF	PAGE 2	TSR-SAR-557441201

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MADISON ETFS(R)

Financial Statements

December 31, 2025

(Unaudited)

Madison Aggregate Bond ETF

Schedule of Investments

December 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 38.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$114,587	$110,829
Pool G08653, 3.00%, 07/01/2045	194,157	178,071
Pool G08779, 3.50%, 09/01/2047	83,996	79,050
Pool G60722, 3.00%, 10/01/2046	242,996	221,886
Pool G61386, 3.50%, 06/01/2048	107,775	101,496
Pool Q04092, 4.00%, 10/01/2041	158,920	155,842
Pool Q35614, 3.50%, 08/01/2045	251,241	239,310
Pool Q52955, 3.50%, 12/01/2047	107,640	101,430
Pool QA1033, 3.00%, 07/01/2049	184,085	165,485
Pool RA7380, 3.50%, 05/01/2052	510,308	475,386
Pool RA8278, 5.00%, 12/01/2052	195,850	196,553
Pool RB5105, 2.00%, 03/01/2041	94,548	82,650
Pool SB0546, 2.00%, 01/01/2036	297,691	276,217
Pool SB8384, 5.00%, 05/01/2040	403,817	409,227
Pool SC0151, 2.50%, 06/01/2041	306,212	277,137
Pool SD0960, 3.50%, 04/01/2052	471,581	443,124
Pool SD1859, 5.50%, 11/01/2052	109,921	112,882
Pool SD1921, 4.50%, 12/01/2052	318,580	314,581
Pool SD2172, 5.50%, 02/01/2053	315,974	324,703
Pool SD2875, 5.00%, 05/01/2053	737,803	747,072
Pool SD3174, 5.50%, 06/01/2053	395,570	405,504
Pool SD3739, 6.00%, 09/01/2053	460,952	479,977
Pool SD4901, 5.50%, 02/01/2054	251,427	256,700
Pool SD7552, 2.50%, 01/01/2052	583,177	504,459
Pool SD7556, 3.00%, 08/01/2052	435,247	390,531
Pool SD8214, 3.50%, 05/01/2052	77,515	71,975
Pool SD8244, 4.00%, 09/01/2052	203,330	194,310
Pool SD8257, 4.50%, 10/01/2052	312,195	306,360
Pool SD8266, 4.50%, 11/01/2052	1,068,592	1,048,511
Pool SD8267, 5.00%, 11/01/2052	551,172	553,149
Pool SD8268, 5.50%, 11/01/2052	92,061	93,883
Pool SD8276, 5.00%, 12/01/2052	397,380	398,397
Pool SD8299, 5.00%, 02/01/2053	201,548	202,044
Pool SD8349, 5.50%, 08/01/2053	196,373	199,818
Pool SD8363, 6.00%, 09/01/2053	560,960	577,597
Pool V80025, 3.00%, 04/01/2043	98,800	91,628
Pool V80026, 3.00%, 04/01/2043	798,684	740,626
Pool ZS8641, 2.50%, 02/01/2032	81,767	79,073
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	76,154	74,896
Pool AB2080, 4.00%, 01/01/2041	135,671	133,015
Pool AB8818, 3.00%, 03/01/2043	77,939	72,173
Pool AJ4046, 4.00%, 10/01/2041	140,845	138,707
Pool AL3072, 3.00%, 02/01/2043	315,680	292,542
Pool AL8924, 3.00%, 12/01/2030	81,384	80,378
Pool AO4134, 3.50%, 06/01/2042	190,975	183,377
Pool AP2133, 3.50%, 08/01/2042	184,253	176,695
Pool AP7363, 4.00%, 10/01/2042	216,766	212,252
Pool BE0108, 3.00%, 01/01/2047	94,232	86,207
Pool BV4133, 2.50%, 03/01/2052	307,801	261,492
Pool CB2548, 2.50%, 01/01/2052	94,718	81,319
Pool CB2601, 2.00%, 01/01/2052	111,701	92,307
Pool CB3105, 2.00%, 03/01/2052	581,069	479,872
Pool CB3115, 3.00%, 03/01/2052	533,125	480,143
Pool CB3845, 3.50%, 06/01/2052	386,173	359,746
Pool CB4383, 4.50%, 08/01/2052	401,033	394,442
Pool FA2986, 4.00%, 07/01/2055	246,800	236,938
Pool FM5530, 4.00%, 11/01/2050	343,906	329,573
Pool FS1704, 4.00%, 05/01/2052	219,482	210,619

The accompanying notes are an integral part of these financial statements.

Pool FS2605, 4.50%, 08/01/2052	104,885	103,012
Pool FS3478, 3.00%, 12/01/2051	203,529	180,619
Pool FS4049, 2.50%, 09/01/2036	310,575	296,290
Pool FS4138, 2.50%, 04/01/2052	358,909	309,249
Pool FS4296, 3.00%, 01/01/2049	380,063	351,935
Pool FS4996, 4.50%, 07/01/2053	352,306	347,422
Pool FS5575, 5.50%, 09/01/2053	120,315	123,345
Pool FS7759, 5.50%, 05/01/2054	224,012	227,898
Pool FS9948, 2.50%, 04/01/2052	452,134	393,338
Pool MA2177, 4.00%, 02/01/2035	136,718	135,666
Pool MA4571, 2.50%, 03/01/2042	744,051	665,793
Pool MA4699, 3.50%, 08/01/2052	220,481	204,722
Pool MA4732, 4.00%, 09/01/2052	400,522	382,103
Pool MA4783, 4.00%, 10/01/2052	767,519	732,341
Pool MA4785, 5.00%, 10/01/2052	182,726	183,496
Pool MA4806, 5.00%, 11/01/2052	556,504	557,929
Pool MA4841, 5.00%, 12/01/2052	878,045	880,294
Pool MA4842, 5.50%, 12/01/2052	252,865	257,870
Pool MA4868, 5.00%, 01/01/2053	303,383	304,285
Pool MA4941, 5.50%, 03/01/2053	292,688	298,085
Pool MA5013, 4.50%, 05/01/2038	79,161	79,374
Pool MA5072, 5.50%, 07/01/2053	968,272	985,481
Pool MA5530, 5.00%, 11/01/2054	308,812	308,504
Pool MA5539, 5.00%, 11/01/2044	200,827	202,699
Pool MA5585, 5.00%, 01/01/2055	234,210	233,893
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,175,293)		24,729,809

CORPORATE BONDS - 29.7%	Par	Value
Communications - 0.9%
Meta Platforms, Inc., 4.88%, 11/15/2035	250,000	250,085
Verizon Communications, Inc., 5.88%, 11/30/2055	350,000	346,804
		596,889

Consumer Discretionary - 2.2%
BorgWarner, Inc., 5.40%, 08/15/2034	400,000	413,454
Home Depot, Inc., 5.88%, 12/16/2036	225,000	244,553
Lowe’s Cos., Inc., 4.25%, 04/01/2052	150,000	118,572
Paychex, Inc., 5.60%, 04/15/2035	300,000	314,598
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	105,656
Tractor Supply Co., 5.25%, 05/15/2033	225,000	232,999
		1,429,832

Consumer Staples - 1.4%
Diageo Investment Corp., 5.13%, 08/15/2030	200,000	207,373
J M Smucker Co., 6.20%, 11/15/2033	350,000	379,925
Mars, Inc., 5.70%, 05/01/2055(a)	300,000	300,084
		887,382

Energy - 4.1%
Devon Energy Corp., 5.20%, 09/15/2034	350,000	349,409
Energy Transfer LP
6.55%, 12/01/2033	300,000	329,354
5.60%, 09/01/2034	150,000	154,651
Enterprise Products Operating LLC, 5.35%, 01/31/2033	250,000	261,532
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	230,655
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	194,016
MPLX LP, 4.80%, 02/15/2029	200,000	203,102
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	200,102
ONEOK, Inc., 5.80%, 11/01/2030	150,000	158,253
Phillips 66 Co., 4.95%, 12/01/2027	200,000	203,239
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	150,000	149,718
Valero Energy Corp., 4.00%, 06/01/2052	250,000	184,958
		2,618,989

The accompanying notes are an integral part of these financial statements.

Financials - 14.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	350,000	352,917
Air Lease Corp., 1.88%, 08/15/2026	90,000	88,670
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	265,376
American Express Co., 5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	350,000	360,589
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	177,500
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	280,000	286,078
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	280,028
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	80,976
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	23,195
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	128,383
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	170,000	178,463
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	300,000	304,115
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	302,360
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	250,000	253,160
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	117,485
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	375,000	377,682
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	115,644
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	300,000	314,710
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	151,921
Iron Mountain, Inc., 4.50%, 02/15/2031(a)	150,000	143,024
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	150,000	156,582
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	306,235
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	250,000	262,978
KeyCorp, 4.10%, 04/30/2028	100,000	100,078
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	275,000	270,589
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	300,000	309,757
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	228,616
PayPal Holdings, Inc., 5.10%, 04/01/2035	250,000	254,995
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	256,355
4.90% to 05/13/2030 then SOFR + 1.33%, 05/13/2031	100,000	102,446
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	226,653
Regions Financial Corp., 1.80%, 08/12/2028	200,000	189,111
Synchrony Financial, 3.70%, 08/04/2026	275,000	274,037
Truist Financial Corp.
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	175,000	179,938
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	300,000	319,722
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	201,686
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	191,810
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	175,000	181,324
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029	150,000	158,543
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	200,000	208,357
Welltower OP LLC, 2.75%, 01/15/2032	150,000	136,651
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	229,138
		9,047,877

Health Care - 2.8%
AbbVie, Inc., 5.40%, 03/15/2054	300,000	292,683
Amgen, Inc., 5.65%, 03/02/2053	250,000	245,852
Centene Corp., 2.45%, 07/15/2028	150,000	140,469
Eli Lilly & Co., 4.60%, 08/14/2034	250,000	251,233
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	350,000	358,014
6.38%, 11/22/2052	200,000	219,057

The accompanying notes are an integral part of these financial statements.

Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	250,000	237,522
Zoetis, Inc., 3.00%, 05/15/2050	50,000	33,269
		1,778,099

Industrials - 1.1%
BAE Systems PLC, 5.30%, 03/26/2034(a)	200,000	207,445
Boeing Co., 6.86%, 05/01/2054	150,000	169,203
Nordson Corp., 5.80%, 09/15/2033	100,000	105,946
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	256,731
		739,325

Materials - 0.7%
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	79,525
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	125,000	129,226
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	106,653
WRKCo, Inc., 3.90%, 06/01/2028	150,000	149,256
		464,660

Technology - 1.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	250,000	245,482
Cisco Systems, Inc., 5.05%, 02/26/2034	250,000	257,757
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	136,749
NetApp, Inc., 5.50%, 03/17/2032	250,000	260,395
Oracle Corp., 3.95%, 03/25/2051	55,000	36,348
		936,731

Utilities - 0.9%
Duke Energy Corp., 4.30%, 03/15/2028	180,000	181,010
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	255,969
PECO Energy Co., 3.05%, 03/15/2051	200,000	130,919
		567,898
TOTAL CORPORATE BONDS (Cost $18,476,998)		19,067,682

U.S. TREASURY SECURITIES - 22.9%	Par	Value
United States Treasury Note/Bond
4.63%, 06/15/2027	300,000	304,816
4.38%, 08/31/2028	950,000	970,336
4.88%, 10/31/2028	1,850,000	1,916,195
4.00%, 07/31/2030	2,250,000	2,280,498
4.13%, 11/15/2032	1,550,000	1,570,102
3.50%, 02/15/2033	1,750,000	1,703,447
4.38%, 05/15/2034	2,000,000	2,047,656
3.88%, 05/15/2043	1,000,000	900,391
4.63%, 05/15/2044	1,000,000	985,352
4.13%, 08/15/2053	1,250,000	1,111,377
4.25%, 08/15/2054	1,000,000	908,125
TOTAL U.S. TREASURY SECURITIES (Cost $14,680,194)		14,698,295

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 4.87% (30 day avg SOFR US + 1.00%), 12/25/2041(a)	50,873	50,825
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027(b)	190,286	188,258
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	384,951	54,354
Series 2022-M1, Class A2, 1.67%, 10/25/2031(b)	530,000	462,851
Series 2024-99, Class EA, 5.50%, 05/25/2051	356,034	360,049
Series 2025-5, Class EA, 5.50%, 10/25/2051	289,552	292,692
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041(a)(b)	176,641	160,649
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.56%, 03/25/2053(a)(b)	100,000	94,814
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065	482,239	479,323
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	88,869	80,407
Series 2024-5, Class A4, 6.00%, 11/25/2054(a)(b)	115,221	116,233
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043(b)	202,064	183,974
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,498,268)		2,524,429

The accompanying notes are an integral part of these financial statements.

ASSET-BACKED SECURITIES - 2.6%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,211
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	130,000	130,049
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	50,801	51,038
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	106,530	107,656
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	4,500	4,515
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	4,260	4,266
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,216
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.59%, 10/27/2064(a)(b)	399,439	401,059
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(b)	285,572	287,125
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	509,129
TOTAL ASSET-BACKED SECURITIES (Cost $1,639,432)		1,655,264

TOTAL INVESTMENTS - 97.7% (Cost $61,470,185)		62,675,479
Money Market Deposit Account - 1.5%(d)		950,158
Other Assets in Excess of Liabilities - 0.8%		492,598
TOTAL NET ASSETS - 100.0%		$64,118,235

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

FREMF – Freddie Mac Multi-Family Mortgage Trust

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,674,929 or 4.2% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.
(c)	Interest-only security.
(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

Madison Covered Call ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communications - 5.6%
Comcast Corp. - Class A(a)	30,300	$905,667
T-Mobile US, Inc.(a)	5,400	1,096,416
		2,002,083

Consumer Discretionary - 9.5%
Amazon.com, Inc.(a)(b)	6,000	1,384,920
Lowe’s Cos., Inc.(a)	5,400	1,302,264
NIKE, Inc. - Class B(a)	11,200	713,552
		3,400,736

Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	19,000	1,092,310
Constellation Brands, Inc. - Class A(a)	5,800	800,168
PepsiCo, Inc.(a)	7,200	1,033,344
		2,925,822

Energy - 6.5%
ConocoPhillips(a)	8,000	748,880
Matador Resources Co.(a)	19,000	806,360
Transocean Ltd.(b)	190,000	784,700
		2,339,940

Financials - 16.7%
Blackrock, Inc.(a)	1,000	1,070,340
Fiserv, Inc.(a)(b)	9,400	631,398
Marsh & McLennan Cos., Inc.(a)	5,400	1,001,808
Morgan Stanley(a)	6,300	1,118,439
PayPal Holdings, Inc.(a)	17,000	992,460
Visa, Inc. - Class A(a)	3,400	1,192,414
		6,006,859

Health Care - 9.9%
Agilent Technologies, Inc.(a)	9,500	1,292,665
Danaher Corp.(a)	7,200	1,648,224
Labcorp Holdings, Inc.(a)	2,500	627,200
		3,568,089

Industrials - 10.5%
Honeywell International, Inc.(a)	5,600	1,092,504
Illinois Tool Works, Inc.(a)	2,600	640,380
Keysight Technologies, Inc.(a)(b)	5,100	1,036,269
Union Pacific Corp.(a)	4,400	1,017,808
		3,786,961

Technology - 23.9%
Accenture PLC - Class A(a)	5,300	1,421,990
Adobe, Inc.(a)(b)	4,400	1,539,956
ASML Holding NV(a)	1,000	1,069,860
Microchip Technology, Inc.(a)	20,000	1,274,400
Microsoft Corp.(a)	3,300	1,595,946
QUALCOMM, Inc.(a)	3,500	598,675
Texas Instruments, Inc.(a)	6,400	1,110,336
		8,611,163

Utilities - 4.3%
AES Corp.(a)	108,000	1,548,720
TOTAL COMMON STOCKS (Cost $40,198,463)		34,190,373

The accompanying notes are an integral part of these financial statements.

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.8%	Shares	Value
Real Estate - 2.8%
American Tower Corp.(a)	5,800	1,018,306
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,347,953)		1,018,306

TOTAL INVESTMENTS - 97.8% (Cost $41,546,416)		35,208,679
Money Market Deposit Account - 3.6%(c)		1,282,536
Liabilities in Excess of Other Assets - (1.4)%		(485,039)
TOTAL NET ASSETS - 100.0%		$36,006,176

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Held in connection with written options contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Madison Covered Call ETF

Schedule of Written Options

December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.5)%	Notional Amount	Contracts	Value
Call Options - (1.5)%(a)(b)
Accenture PLC, Expiration: 01/16/2026; Exercise Price: $300.00	$(1,421,990)	(53)	$(663)
Adobe, Inc., Expiration: 03/20/2026; Exercise Price: $400.00	(1,539,956)	(44)	(29,700)
AES Corp., Expiration: 01/16/2026; Exercise Price: $17.00	(532,014)	(371)	(928)
Agilent Technologies, Inc., Expiration: 03/20/2026; Exercise Price: $150.00	(1,292,665)	(95)	(22,562)
Amazon.com, Inc., Expiration: 01/16/2026; Exercise Price: $230.00	(1,384,920)	(60)	(32,400)
American Tower Corp., Expiration: 01/16/2026; Exercise Price: $185.00	(1,018,306)	(58)	(2,175)
ASML Holding NV, Expiration: 02/20/2026; Exercise Price: $1,100.00	(1,069,860)	(10)	(52,450)
Blackrock, Inc., Expiration: 01/16/2026; Exercise Price: $1,220.00	(1,070,340)	(10)	(750)
Comcast Corp., Expiration: 01/16/2026; Exercise Price: $35.00	(905,667)	(303)	(606)
ConocoPhillips, Expiration: 02/20/2026; Exercise Price: $97.50	(748,880)	(80)	(16,800)
Constellation Brands, Inc., Expiration: 01/16/2026; Exercise Price: $145.00	(800,168)	(58)	(12,035)
Danaher Corp., Expiration: 02/20/2026; Exercise Price: $240.00	(1,648,224)	(72)	(35,280)
Fiserv, Inc., Expiration: 02/20/2026; Exercise Price: $75.00	(631,398)	(94)	(23,735)
Honeywell International, Inc., Expiration: 03/20/2026; Exercise Price: $210.00	(1,092,504)	(56)	(16,380)
Illinois Tool Works, Inc., Expiration: 03/20/2026; Exercise Price: $260.00	(640,380)	(26)	(12,090)
Keysight Technologies, Inc., Expiration: 02/20/2026; Exercise Price: $210.00	(1,036,269)	(51)	(33,660)
Labcorp Holdings, Inc., Expiration: 02/20/2026; Exercise Price: $280.00	(627,200)	(25)	(4,187)
Lowe’s Cos., Inc.
Expiration: 01/16/2026; Exercise Price: $260.00	(265,276)	(11)	(325)
Expiration: 01/16/2026; Exercise Price: $280.00	(1,036,988)	(43)	(580)
Marsh & McLennan Cos., Inc., Expiration: 04/17/2026; Exercise Price: $200.00	(1,001,808)	(54)	(14,175)
Matador Resources Co., Expiration: 01/16/2026; Exercise Price: $55.00	(806,360)	(190)	(2,850)
Microchip Technology, Inc., Expiration: 03/20/2026; Exercise Price: $75.00	(1,274,400)	(200)	(30,000)
Microsoft Corp., Expiration: 03/20/2026; Exercise Price: $520.00	(1,595,946)	(33)	(31,845)
Morgan Stanley, Expiration: 02/20/2026; Exercise Price: $180.00	(1,118,439)	(63)	(35,595)
NIKE, Inc., Expiration: 03/20/2026; Exercise Price: $65.00	(713,552)	(112)	(40,880)
PayPal Holdings, Inc., Expiration: 03/20/2026; Exercise Price: $70.00	(992,460)	(170)	(15,810)
PepsiCo, Inc., Expiration: 01/16/2026; Exercise Price: $150.00	(1,033,344)	(72)	(2,196)
QUALCOMM, Inc., Expiration: 02/20/2026; Exercise Price: $195.00	(598,675)	(35)	(5,373)
Texas Instruments, Inc., Expiration: 02/20/2026; Exercise Price: $190.00	(1,110,336)	(64)	(21,280)
T-Mobile US, Inc., Expiration: 01/16/2026; Exercise Price: $240.00	(1,096,416)	(54)	(270)
Union Pacific Corp., Expiration: 01/16/2026; Exercise Price: $235.00	(1,017,808)	(44)	(8,250)
Visa, Inc., Expiration: 02/20/2026; Exercise Price: $360.00	(1,192,414)	(34)	(21,590)
TOTAL WRITTEN OPTIONS (Premiums received $882,882)			$(527,420)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Madison Dividend Value ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 9.6%
Home Depot, Inc.	5,633	$1,938,315
Lowe’s Cos., Inc.	7,267	1,752,510
McDonald’s Corp.	4,242	1,296,482
NIKE, Inc. - Class B	13,821	880,536
		5,867,843

Consumer Staples - 4.1%
Coca-Cola Co.	14,488	1,012,856
Procter & Gamble Co.	10,303	1,476,523
		2,489,379

Energy - 10.4%
Chevron Corp.	16,630	2,534,578
Exxon Mobil Corp.	20,980	2,524,733
SLB Ltd.	34,649	1,329,829
		6,389,140

Financials - 22.4%
Bank of America Corp.	50,167	2,759,185
Blackrock, Inc.	2,133	2,283,035
CME Group, Inc.	8,583	2,343,846
JPMorgan Chase & Co.	6,289	2,026,441
Morgan Stanley	12,905	2,291,025
Prudential Financial, Inc.	5,686	641,836
State Street Corp.	10,684	1,378,343
		13,723,711

Health Care - 14.4%
Abbott Laboratories	8,092	1,013,847
AbbVie, Inc.	9,152	2,091,141
Amgen, Inc.	2,422	792,745
Johnson & Johnson	14,035	2,904,543
Medtronic PLC	21,004	2,017,644
		8,819,920

Industrials - 21.9%
Automatic Data Processing, Inc.	6,632	1,705,949
Cummins, Inc.	2,427	1,238,862
Expeditors International of Washington, Inc.	7,009	1,044,411
Fastenal Co.	32,614	1,308,800
Honeywell International, Inc.	10,694	2,086,292
Illinois Tool Works, Inc.	5,627	1,385,930
Rockwell Automation, Inc.	3,124	1,215,455
TE Connectivity PLC	8,107	1,844,424
Union Pacific Corp.	6,936	1,604,436
		13,434,559

Materials - 3.6%
Agnico Eagle Mines Ltd.	7,603	1,288,937
Air Products and Chemicals, Inc.	3,723	919,655
		2,208,592

Technology - 7.5%
Analog Devices, Inc.	5,674	1,538,789
QUALCOMM, Inc.	7,300	1,248,665
Texas Instruments, Inc.	10,338	1,793,539
		4,580,993

Utilities - 4.0%
NextEra Energy, Inc.	30,549	2,452,474
TOTAL COMMON STOCKS (Cost $50,586,091)		59,966,611

The accompanying notes are an integral part of these financial statements.

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%	Shares	Value
Real Estate - 1.9%
Prologis, Inc.	8,876	1,133,110
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,113,348)		1,133,110

TOTAL INVESTMENTS - 99.8% (Cost $51,699,439)		61,099,721
Money Market Deposit Account - 0.2%(a)		124,136
Other Assets in Excess of Liabilities - 0.0%(b)		15,323
TOTAL NET ASSETS - 100.0%		$61,239,180

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Madison Short-Term Strategic Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

CORPORATE BONDS - 59.5%	Par	Value
Communications - 2.8%
Lamar Media Corp., 4.88%, 01/15/2029	$620,000	$618,817
VeriSign, Inc., 4.75%, 07/15/2027	1,140,000	1,140,144
		1,758,961

Consumer Discretionary - 1.5%
Paychex, Inc., 5.10%, 04/15/2030	500,000	515,194
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	400,000	422,625
		937,819

Consumer Staples - 3.1%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(a)	600,000	598,472
Mars, Inc., 4.80%, 03/01/2030(a)	500,000	511,294
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	800,000	801,126
		1,910,892

Energy - 9.4%
Energy Transfer LP, 5.25%, 07/01/2029	1,200,000	1,235,646
Kinder Morgan, Inc., 5.00%, 02/01/2029	220,000	225,207
Marathon Petroleum Corp., 5.15%, 03/01/2030	1,275,000	1,313,447
Murphy Oil USA, Inc., 5.63%, 05/01/2027	1,175,000	1,175,600
Sunoco LP / Sunoco Finance Corp., 6.00%, 04/15/2027	793,000	794,094
Valero Energy Partners LP, 4.50%, 03/15/2028	1,155,000	1,163,223
		5,907,217

Financials - 28.3%(b)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	1,033,000	1,041,609
American Express Co., 5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031	400,000	412,558
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	1,620,000	1,643,143
Boston Properties LP, 6.75%, 12/01/2027	715,000	748,023
Capital One Financial Corp., 5.46% to 07/26/2029 then SOFR + 1.56%, 07/26/2030	925,000	959,369
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,296,000	1,312,383
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,251,891
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	1,081,000	1,134,004
Iron Mountain, Inc., 4.50%, 02/15/2031(a)	575,000	548,260
JPMorgan Chase & Co., 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,236,828
KeyCorp, 4.10%, 04/30/2028	1,028,000	1,028,805
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	1,150,000	1,131,553
Morgan Stanley
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,288,000	1,281,104
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	250,000	258,086
PNC Financial Services Group, Inc., 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,296,000	1,328,946
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028(a)	625,000	644,516
SBA Communications Corp., 3.88%, 02/15/2027	713,000	707,655
Synchrony Financial, 5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031	750,000	769,531
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	250,000	257,054
		17,695,318

Health Care - 2.9%
Centene Corp., 4.25%, 12/15/2027	768,000	763,471
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	1,000,000	1,022,897
		1,786,368

Industrials - 4.9%
Boeing Co., 6.30%, 05/01/2029	1,000,000	1,061,789
Clean Harbors, Inc., 6.38%, 02/01/2031(a)	625,000	643,114
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	575,000	565,873
TransDigm, Inc., 6.88%, 12/15/2030(a)	750,000	784,871
		3,055,647

The accompanying notes are an integral part of these financial statements.

Materials - 1.6%
Celanese US Holdings LLC, 6.42%, 07/15/2027	613,000	631,858
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	375,000	387,678
		1,019,536

Technology - 5.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	1,053,000	1,033,971
Gartner, Inc., 4.50%, 07/01/2028(a)	750,000	747,869
Micron Technology, Inc., 5.65%, 11/01/2032	250,000	263,198
NetApp, Inc., 5.50%, 03/17/2032	350,000	364,553
Oracle Corp., 4.80%, 09/26/2032	750,000	727,666
		3,137,257
TOTAL CORPORATE BONDS (Cost $35,923,539)		37,209,015

MORTGAGE-BACKED SECURITIES - 13.4%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8384, 5.00%, 05/01/2040	807,635	818,455
Pool SD2217, 6.00%, 01/01/2053	367,105	377,078
Pool SD8266, 4.50%, 11/01/2052	1,011,924	992,908
Pool SD8267, 5.00%, 11/01/2052	300,782	301,861
Pool SD8276, 5.00%, 12/01/2052	397,380	398,397
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	44,871	46,039
Pool 555880, 5.50%, 11/01/2033	75,846	77,943
Pool 890696, 3.00%, 09/01/2030	27,500	27,046
Pool FA2986, 4.00%, 07/01/2055	740,401	710,813
Pool FS9357, 5.50%, 10/01/2054	459,990	467,971
Pool MA0919, 3.50%, 12/01/2031	111,176	109,607
Pool MA2177, 4.00%, 02/01/2035	69,373	68,839
Pool MA4785, 5.00%, 10/01/2052	475,947	477,951
Pool MA4806, 5.00%, 11/01/2052	385,925	386,913
Pool MA4841, 5.00%, 12/01/2052	1,287,799	1,291,097
Pool MA5072, 5.50%, 07/01/2053	1,212,276	1,233,822
Pool MA5539, 5.00%, 11/01/2044	220,909	222,969
Pool MA5833, 5.00%, 09/01/2045	377,111	380,404
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,290,333)		8,390,113

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	58,819	60,237
Series 4037, Class B, 3.00%, 04/15/2027	27,449	27,290
Series 4838, Class VA, 4.00%, 03/15/2036	138,044	137,964
Series 5436, Class AB, 5.50%, 04/25/2049	420,801	423,326
Series 5451, Class A, 5.00%, 05/25/2049	271,327	271,240
Series 5569, Class BA, 5.00%, 07/25/2052	605,727	608,298
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	122,676	127,709
Series 2011-31, Class DB, 3.50%, 04/25/2031	92,412	91,126
Series 2011-36, Class QB, 4.00%, 05/25/2031	146,511	146,091
Series 2016-97, Class PA, 3.00%, 12/25/2044	515,767	505,307
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	384,951	54,354
Series 2023-29, Class JA, 5.50%, 05/25/2036	375,826	377,701
Series 2024-100, Class GA, 5.50%, 10/25/2051	563,560	570,947
Series 2024-99, Class EA, 5.50%, 05/25/2051	534,051	540,074
Series 2025-26, Class BA, 5.50%, 05/25/2048	650,658	668,957
Series 2025-5, Class EA, 5.50%, 10/25/2051	542,910	548,797
Government National Mortgage Association
Series 2024-153, Class AB, 4.50%, 03/16/2065	482,239	479,323
Series 2025-194, Class LV, 4.50%, 12/20/2036	497,079	498,111
JP Morgan Mortgage Trust, Series 2024-5, Class A4, 6.00%, 11/25/2054(a)(d)	230,441	232,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,307,216)		6,369,318

The accompanying notes are an integral part of these financial statements.

ASSET-BACKED SECURITIES - 5.3%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	200,000	202,753
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	500,188
Chesapeake funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	50,801	51,038
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	44,388	44,857
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	734,151
Series 2023-A, Class A4, 4.77%, 10/15/2030	118,000	119,838
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	22,498	22,574
Series 2022-4, Class A3, 5.65%, 10/22/2029(a)	100,000	100,992
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	17,039	17,065
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.59%, 10/27/2064(a)(d)	599,159	601,589
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(d)	428,358	430,688
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	509,129
TOTAL ASSET-BACKED SECURITIES (Cost $3,287,533)		3,334,862

U.S. TREASURY SECURITIES - 3.5%	Par	Value
United States Treasury Note/Bond
4.63%, 09/30/2028	900,000	925,734
4.00%, 07/31/2030	500,000	506,777
4.13%, 11/15/2032	750,000	759,727
TOTAL U.S. TREASURY SECURITIES (Cost $2,151,386)		2,192,238

TOTAL INVESTMENTS - 91.9% (Cost $55,960,007)		57,495,546
Money Market Deposit Account - 7.1%(e)		4,430,103
Other Assets in Excess of Liabilities - 1.0%		644,783
TOTAL NET ASSETS - 100.0%		$62,570,432

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $9,512,188 or 15.2% of the Fund’s net assets.
(b)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. More narrow industries are utilized for compliance purposes, whereas broad based sectors are utilized for reporting purposes.
(c)	Interest-only security.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.
(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Unaudited)
December 31, 2025

	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF	Madison Short-Term Strategic Income ETF
ASSETS:
Investments, at value (Note 3)	$62,675,479	$35,208,679	$61,099,721	$57,495,546
Cash - interest bearing deposit account	950,158	1,282,536	124,136	4,430,103
Interest receivable	514,457	10,311	578	666,507
Dividends receivable	—	31,184	44,608	—
Dividend tax reclaims receivable	—	—	4,029	—
Deposit at broker for options contracts	—	30,601	—	—
Total assets	64,140,094	36,563,311	61,273,072	62,592,156

LIABILITIES:
Written options, at value	—	527,420	—	—
Payable to Adviser (Note 6)	21,859	29,715	33,892	21,724
Total liabilities	21,859	557,135	33,892	21,724
NET ASSETS	$64,118,235	$36,006,176	$61,239,180	$62,570,432

NET ASSETS CONSISTS OF:
Paid-in capital	$62,940,041	$41,218,035	$53,820,138	$60,882,260
Total distributable earnings/(accumulated losses)	1,178,194	(5,211,859)	7,419,042	1,688,172
Total net assets	$64,118,235	$36,006,176	$61,239,180	$62,570,432

Net assets	$64,118,235	$36,006,176	$61,239,180	$62,570,432
Shares issued and outstanding(a)	3,130,000	1,955,000	2,675,000	3,050,000
Net asset value per share	$20.49	$18.42	$22.89	$20.51

COST:
Investments, at cost	$61,470,185	$41,546,416	$51,699,439	$55,960,007

PROCEEDS:
Written options premium received	$—	$882,882	$—	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (Unaudited)
For the Period Ended December 31, 2025

	Madison Aggregate Bond ETF	Madison Covered Call ETF	Madison Dividend Value ETF	Madison Short-Term Strategic Income ETF
INVESTMENT INCOME:
Dividend income	—	349,670	739,406	—
Less: dividend withholding taxes	$—	$(840)	$(2,539)	$—
Less: issuance fees	—	—	(76)	—
Interest income	1,708,804	84,785	5,246	1,833,094
Total investment income	1,708,804	433,615	742,037	1,833,094

EXPENSES:
Investment advisory fee (Note 6)	133,433	193,449	198,698	135,603
Total expenses	133,433	193,449	198,698	135,603
Expense reimbursement by Adviser	—	(11,352)	—	—
Net expenses	133,433	182,097	198,698	135,603
NET INVESTMENT INCOME	1,575,371	251,518	543,339	1,697,491

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,984	930,023	(286,015)	20,901
In-kind redemptions	58,030	—	381,388	130,837
Written options expired or closed	—	924,704	—	—
Net realized gain (loss)	66,014	1,854,727	95,373	151,738
Net change in unrealized appreciation (depreciation) on:
Investments	524,763	(1,595,023)	1,846,295	8,211
Written options	—	769,399	—	—
Net change in unrealized appreciation (depreciation)	524,763	(825,624)	1,846,295	8,211
Net realized and unrealized gain (loss)	590,777	1,029,103	1,941,668	159,949
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,166,148	$1,280,621	$2,485,007	$1,857,440

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Madison Aggregate Bond ETF		Madison Covered Call ETF
	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$1,575,371	$3,135,174	$251,518	$797,027
Net realized gain (loss)	66,014	68,839	1,854,727	3,725,347
Net change in unrealized appreciation (depreciation)	524,763	407,268	(825,624)	(1,031,655)
Net increase (decrease) in net assets from operations	2,166,148	3,611,281	1,280,621	3,490,719

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,679,351)	(3,174,322)	(1,703,713)	(4,072,877)
Total distributions to shareholders	(1,679,351)	(3,174,322)	(1,703,713)	(4,072,877)

CAPITAL TRANSACTIONS:
Shares sold	—	15,340,106	1,311,405	472,220
Shares redeemed	(3,584,830)	(3,051,855)	(8,541,741)	(27,468,471)
ETF transaction fees (Note 13)	268	11,063	—	—
Net increase (decrease) in net assets from capital transactions	(3,584,562)	12,299,314	(7,230,336)	(26,996,251)

NET INCREASE (DECREASE) IN NET ASSETS	(3,097,765)	12,736,273	(7,653,428)	(27,578,409)

NET ASSETS:
Beginning of the period	67,216,000	54,479,727	43,659,604	71,238,013
End of the period	$64,118,235	$67,216,000	$36,006,176	$43,659,604

SHARES TRANSACTIONS
Shares sold	—	750,000	70,000	25,000
Shares redeemed	(175,000)	(150,000)	(460,000)	(1,455,000)
Total increase (decrease) in shares outstanding	(175,000)	600,000	(390,000)	(1,430,000)

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$543,339	$1,197,295	$1,697,491	$3,450,574
Net realized gain (loss)	95,373	889,711	151,738	210,061
Net change in unrealized appreciation (depreciation)	1,846,295	4,863,933	8,211	638,386
Net increase (decrease) in net assets from operations	2,485,007	6,950,939	1,857,440	4,299,021

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(583,764)	(1,178,147)	(2,039,973)	(3,394,329)
Total distributions to shareholders	(583,764)	(1,178,147)	(2,039,973)	(3,394,329)

CAPITAL TRANSACTIONS:
Shares sold	1,134,119	4,344,146	—	7,209,195
Shares redeemed	(2,231,590)	(5,262,653)	(5,165,465)	—
ETF transaction fees (Note 13)	—	—	621	5,994
Net increase (decrease) in net assets from capital transactions	(1,097,471)	(918,507)	(5,164,844)	7,215,189

NET INCREASE (DECREASE) IN NET ASSETS	803,772	4,854,285	(5,347,377)	8,119,881

NET ASSETS:
Beginning of the period	60,435,408	55,581,123	67,917,809	59,797,928
End of the period	$61,239,180	$60,435,408	$62,570,432	$67,917,809

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Madison Dividend Value ETF		Madison Short-Term Strategic Income ETF
	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
SHARES TRANSACTIONS
Shares sold	50,000	200,000	—	350,000
Shares redeemed	(100,000)	(250,000)	(250,000)	—
Total increase (decrease) in shares outstanding	(50,000)	(50,000)	(250,000)	350,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Aggregate Bond ETF

	Period ended December 31,2025 (Unaudited)		Year ended June 30, 2025	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.34		$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.49		0.99	0.87
Net realized and unrealized gain (loss) on investments(c)	0.18		0.20	0.06
Total from investment operations	0.67		1.19	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)		(0.96)	(0.80)
Net realized gains	(0.00	)(d)	(0.03)	—
Total distributions	(0.52)		(0.99)	(0.80)

ETF transaction fees per share	0.00	(d)	0.00 (d)	0.01
Net asset value, end of period	$20.49		$20.34	$20.14

TOTAL RETURN(e)	3.33%		6.03%	4.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,118		$67,216	$54,480
Ratio of expenses to average net assets(f)	0.40%		0.40%	0.40%
Ratio of net investment income (loss) to average net assets(f)	4.72%		4.87%	5.16%
Portfolio turnover rate(e)(g)	5%		27%	19%

(a)	Inception date of the Fund was August 28, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Madison Covered Call ETF

	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.62	$18.87	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.25	0.31
Net realized and unrealized gain (loss) on investment(c)	0.50	0.87	1.05
Total from investment operations	0.61	1.12	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.81)	(0.90)	(2.31)
Net realized gains	—	(0.47)	—
Return of capital	—	—	(0.18)
Total distributions	(0.81)	(1.37)	(2.49)
Net asset value, end of period	$18.42	$18.62	$18.87

TOTAL RETURN(d)	3.27%	6.09%	6.81%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Covered Call ETF

	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended June 30, 2024(a)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,006	$43,660	$71,238
Ratio of expenses to average net assets:
Before expense reimbursement(e)	0.90%	0.92%	0.99%
After expense reimbursement(e)	0.85%	0.92%	0.90%
Ratio of interest expense on written options to average net assets(e)	—%	0.02%	0.09%
Ratio of operational expenses to average net assets excluding interest expense on written options(e)	0.85%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(e)	1.17%	1.35%	1.79%
Portfolio turnover rate(d)(f)	39%	82%	205%

(a)	Inception date of the Fund was August 21, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

Madison Dividend Value ETF

	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.18	$20.03	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.44	0.44
Net realized and unrealized gain (loss) on investments(c)	0.73	2.14	0.02
Total from investment operations	0.93	2.58	0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.43)	(0.43)
Total distributions	(0.22)	(0.43)	(0.43)
Net asset value, end of period	$22.89	$22.18	$20.03

TOTAL RETURN(d)	4.21%	12.96%	2.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,239	$60,435	$55,581
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.78%	2.04%	2.55%
Portfolio turnover rate(d)(f)	37%	50%	60%

(a)	Inception date of the Fund was August 14, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Madison Short-Term Strategic Income ETF

	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.58	$20.27	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.52	1.07	0.90
Net realized and unrealized gain (loss) on investments(c)	0.05	0.29	0.22
Total from investment operations	0.57	1.36	1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(1.05)	(0.85)
Net realized gains	(0.06)	—	—
Total distributions	(0.64)	(1.05)	(0.85)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$20.51	$20.58	$20.27

TOTAL RETURN(e)	2.81%	6.87%	5.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,570	$67,918	$59,798
Ratio of expenses to average net assets(f)	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets(f)	5.01%	5.24%	5.49%
Portfolio turnover rate(e)(g)	6%	33%	17%

(a)	Inception date of the Fund was September 5, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

1. ORGANIZATION

Madison ETFs Trust, a Delaware statutory Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of separate investment portfolios or funds (each, a “Fund” and collectively, the “Funds”), each of which have different investment objectives and policies. Each Fund is a diversified, open-end management investment company, commonly known as an exchange-traded fund (“ETF”). The Funds in this report as described are as follows:

Madison Aggregate Bond ETF (“MAGG”)

Madison Covered Call ETF (“CVRD”)

Madison Dividend Value ETF (“DIVL”)

Madison Short-Term Strategic Income ETF (“MSTI”)

The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Advisor” or “Madison”), the Funds’ investment advisor. Tidal Investments LLC (“Tidal Investments” or the “Subadvisor”), a Tidal Financial Group company, serves as investment subadvisor to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and ETFs listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage -backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on the NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over- the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i. e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Advisor’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time a fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange listed funds. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Funds are informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. The majority of each Fund’s expenses are borne by Madison under its investment advisory agreement with the Funds.

Foreign Currency Transactions: The Funds’ books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i. e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement. Each Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended December 31, 2025, none of the Funds had forward foreign currency exchange contracts. If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, a fund will be required to place cash or other liquid assets in a segregated account with a fund’s custodian in an amount equal to the value of a fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount each Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When -issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, a fund may segregate cash or other liquid securities, of any type or maturity, equal in value to a fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of December 31, 2025, none of the Funds had entered into such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

3. FAIR VALUE MEASUREMENTS

Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2025, maximized the use of observable inputs, and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of December 31, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Funds’ investments carried at fair value (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

MAGG

Description^	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$24,729,809	$—	$24,729,809
Corporate Bonds	—	19,067,682	—	19,067,682
U.S. Treasury Securities	—	14,698,295	—	14,698,295
Asset-Backed Securities	—	1,655,264	—	1,655,264
Collateralized Mortgage Obligations	—	2,524,429	—	2,524,429
Total Investments in Securities	$—	$62,675,479	$—	62,675,479

^	See Schedule of Investments for underlying holdings.

CVRD

Description^	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$34,190,373	$—	$—	$34,190,373
Real Estate Investment Trusts - Common	1,018,306	—	—	1,018,306
Total Investments in Securities	$35,208,679	$—	$—	$35,208,679

Liabilities
Written Options Contracts, at value	$—	$(527,420)	$—	$(527,420)
Total Investments in Securities	$—	$(527,420)	$—	$(527,420)

^	See Schedule of Investments for underlying holdings.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

DIVL

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,966,611	$—	$—	$59,966,611
Real Estate Investment Trusts - Common	1,133,110	—	—	1,133,110
Total Investments in Securities	$61,099,721	$—	$—	$61,099,721

^	See Schedule of Investments for underlying holdings.

MSTI

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$37,209,015	$—	$37,209,015
Asset-Backed Securities	—	3,334,862	—	3,334,862
Mortgage-Backed Securities	—	8,390,113	—	8,390,113
Collateralized Mortgage Obligations	—	6,369,318	—	6,369,318
U.S. Treasury Securities	—	2,192,238	—	2,192,238
Total Investments in Securities	$—	$57,495,546	$—	$57,495,546

^	See Schedule of Investments for underlying holdings.

4. DERIVATIVES

The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position and results of operations. As of December 31, 2025, the Madison Covered Call ETF has not offset any of the positions and the positions are presented gross on the Statements of Assets and Liabilities.

The following table presents the types of derivatives in the Fund by location and as presented on the Statements of Assets and Liabilities as of December 31, 2025:

Fund	Instrument	Assets Derivatives as of December 31, 2025		Liabilities Derivatives as of December 31, 2025
		Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
CVRD	Equity Contracts - Call Options Written	Written Options Contracts, at value	$—	Written Options Contracts, at value	527,420

The following table presents the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2025.

Fund	Instrument	Statements of Operations	Realized Gain (Loss) Written Options	Change in Unrealized Appreciation/Depreciation Written Options
CVRD	Equity Contracts – Call Options Written	Written Options Contracts	$924,704	$769,399

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

The average contracts and notional amount (based on the exercise price of open positions at each month-end) of derivative activity during the period ended December 31, 2025.

Fund		Average Contracts(a)	Average Notional Amount
CVRD	Equity Contracts - Call Options Written	3,212	$38,579,600

(a)	Number of Contracts

There was no impact on the financial statements of the other Funds as they did not hold derivative investments during the period ended December 31, 2025.

5. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that each Fund operates as a single reportable segment.

The Funds’ investment activities are managed by the Advisor, which serves as the Chief Operating Decision Maker (“CODM”). The Advisor is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Advisor evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

6. ADVISORY, SUB-ADVISORY AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust, Madison is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of December 31, 2025:

Fund	Investment Advisory Fee
MAGG	0.40%
CVRD	0.90%
DIVL	0.65%
MSTI	0.40%

During the term of this Advisory Agreement, the Advisor shall bear its own costs of providing services under this Agreement. The Advisor agrees to pay or cause to be paid all expenses incurred by the Trust and each Fund, including payments to other entities, but excluding Advisory Fees and Other Expenses (see below).

Subadvisory Agreement. The Subadvisor serves as subadvisor, pursuant to the sub-advisory agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Pursuant to the Subadvisory agreement, the Subadvisor is responsible for, among other things, trading portfolio securities (CVRD and DIVL) and performing related services, and providing tax optimization services, subject to the supervision of the Advisor and the Board. For its services, the Subadvisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly. The Subadvisor currently waives this fee for MAGG and MSTI.

Distribution Agreement. MFD Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Other Expenses: The Funds are responsible for paying: (i) interest charges on an borrowings made for investment purposes, (ii) dividends and other expenses an securities sold short, (iii) taxes, (iv) brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities an other investment instruments, (v) acquired fund fees and expenses, (vi) accrued deferred tax liability, (vii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) litigation expenses, and other non-routine or extraordinary expenses. During the period ended December 31, 2025, the Advisor and Subadvisor have voluntarily reimbursed CVRD for interest expense of $11,352 for interest expenses incurred during the year ended June 30, 2025. The amounts reimbursed are not recoverable by the Advisor and Subadvisory.

Officers and Trustees: Certain officers and a trustee of the Funds are also officers of the Investment Advisor. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated out of the Funds’ unitary management fee.

7. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, MAGG, DIVL, and MSTI declare and reinvest dividends, if any, monthly. CVRD declares dividends, if any, quarterly. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually. Distributions are recorded on each Fund’s ex-distribution date.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

8. SECURITIES TRANSACTIONS

For the period ended December 31, 2025, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
MAGG	$3,541,921	$7,584,797	$—	$3,335,038	$—	$2,081,101
CVRD	15,795,891	20,766,562	509,495	—	—	—
DIVL	23,502,658	24,550,415	1,107,688	2,205,084	—	—
MSTI	4,108,974	13,286,539	—	4,580,504	—	—

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

9. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call ETF pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks and REITs. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked-to-market to reflect the current fair value of the option written. These liabilities are reflected as written options contracts in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 4 for information on derivatives.

10. FOREIGN SECURITIES

Each Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the US or whose principal operations are outside the US or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the US; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaims receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Dividends and interest receivable on the Statements of Assets and Liabilities.

These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

11. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements. The Funds have not recorded any liabilities for material unrecognized tax benefits as of the year ended June 30, 2025. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. During the fiscal year ended June 30, 2025, Madison Dividend Value ETF utilized $340,459 of capital loss carryforwards to offset current year net realized gains. As of June 30, 2025, there were short-term and long-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
MAGG	$—	$—
CVRD	—	—
DIVL	2,024,235	—
MSTI	—	—

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Madison Aggregate Bond ETF has elected to defer capital losses in the amount of $15,189 for the fiscal year ended June 30, 2025.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

The tax character of distributions paid during the period ended December 31, 2025, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
MAGG	$1,667,269	$12,082	$—
CVRD	1,703,713	—	—
DIVL	583,764	—	—
MSTI	1,870,972	169,001	—

The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
MAGG	$3,143,967	$30,555	$—
CVRD	4,072,877	—	—
DIVL	1,178,147	—	—
MSTI	3,394,329	—	—

As of June 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	MAGG	CVRD	DIVL	MSTI
Cost of investments(1)	$65,291,846	$45,146,379	$52,702,181	$64,784,725
Gross tax unrealized appreciation	1,091,299	1,930,193	8,569,522	1,596,152
Gross tax unrealized depreciation	(479,093)	(7,161,537)	(1,065,892)	(68,824)
Net tax unrealized appreciation (depreciation)	612,206	(5,231,344)	7,503,630	1,527,328
Undistributed ordinary income (loss)	94,381	442,577	41,176	174,404
Undistributed long-term capital gain (loss)	—	—	—	168,974
Total distributable earnings	94,381	442,577	41,176	343,378
Other accumulated gain (loss)	(15,190)	—	(2,027,007)	(1)
Total distributable earnings/(accumulated losses)	$691,397	$(4,788,767)	$5,517,799	$1,870,705

(1)	The difference between book and tax-basis cost of investments was attributable primarily to wash sales.

12. PRINCIPAL INVESTMENT RISKS

Call Risk. If a bond issuer “calls” a bond held by the Funds (i.e., pays it off at a specified price before it matures), the Funds could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Funds paid for the bond.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i. e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds. The Funds may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Covered Call Strategy Risk. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Funds will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Funds.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Funds may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Depositary Receipt Risk. Depositary receipts, such as ADRs, GDRs, and European depositary receipts (“EDRs”), may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over-the-counter may also be subject to liquidity risk.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Equity Risk. The risk that securities held by the Funds will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, and the circumstances and performance of companies whose securities the Funds hold. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed-income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks. The Funds may invest in other investment companies, including other ETFs. The Funds will experience similar risks with respect to their holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAV’s). Index -based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Funds bear their proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer- term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U. S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Growth Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Funds may actively and frequently trade a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Funds’ assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bonds maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Market Risk. The share price of the Funds reflects the value of the securities it holds. If a security’s price falls, the share price of the Funds will go down (unless another security’s price rises by an offsetting amount). If the Funds’ share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid-Cap Risk. The Funds’ investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger-capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Mortgage-Backed Securities Risk. The Funds may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Funds could be exposed to prepayment risk. In that case, the Funds would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Non-Investment-Grade Security Risk. To the extent that the Funds invest in non-investment-grade securities, the Funds are also subject to above -average credit, market and other risks. Issuers of non-investment-grade securities (i. e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options’ expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. The number of options which the Funds may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

Prepayment Risk. The risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Funds may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Funds would have to look to the agency issuing the bond for ultimate repayment.

Valuation Risk. The price the Funds could receive upon the sale of a security or other asset may differ from the Funds’ valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Funds’ portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Funds’ shares.

Value Investing Risk. The Funds may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized above is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The above risks could affect the value of your performance in the Funds: The risks above apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund.

	MAGG	CVRD	DIVL	MSTI
Call Risk	X			X
Counterparty Risk		X
Covered Call Strategy Risk		X
Covered Call Tax Risk		X
Covered Put Strategy Risk		X
Credit Risk	X			X
Debt Securities Risk	X			X
Depositary Receipt Risk		X	X
Derivatives Risk		X
Equity Risk		X	X
ETF Risks	X	X		X
Extension Risk	X			X
Foreign Security and Emerging Market Risk		X	X
Growth Investing Risk		X
High Portfolio Turnover Risk		X
Income Risk	X			X
Inflation Risk	X			X
Interest Rate Risk	X			X
Market Risk	X	X	X	X
Mid-Cap Risk		X
Mortgage-Backed Securities Risk				X
Non-Investment-Grade Security Risk	X			X
Options Risk		X
Prepayment Risk	X			X
Restricted Securities Risk	X			X
Risk of Default	X			X
Valuation Risk	X	X		X
Value Investing Risk		X	X

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

13. SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Advisor, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. MAGG, DIVL, and MSTI declared a distribution from net investment income on securities. There were no other events that have taken place that meet the definition of subsequent events that require adjustment to, or disclosure in the financial statements.

On January 27, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of January 28, 2026, payable January 30, 2026, as follows:

	Ordinary Income	Per Share Amount
MAGG	$220,580	$0.06725
DIVL	40,890	0.01543
MSTI	219,387	0.07193

On February 24, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of February 25, 2026, payable February 27, 2026, as follows:

	Ordinary Income	Per Share Amount
MAGG	$153,047	$0.04462
DIVL	51,535	0.02021
MSTI	68,828	0.02394

Effective March 2, 2026, the investment advisory fee for Madison Aggregate Bond ETF and Madison Short-Term Strategic Income ETF was reduced from 0.40% to 0.36%.

MADISON ETFs(R)

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025 (Unaudited) (Continued)

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar items. We cannot promise future returns. Our opinions are a reflection of our best judgement at the time this report is compiled, and we disclaim any obligations to update or alter forward-looking statements as a result of new information, future events, or otherwise.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.madisonfunds.com/etfs/#documents.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-767-0300. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.madisonfunds.com/etfs documents.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

At a meeting held on August 18, 2025 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of the Madison ETFs Trust (the “Trust”) and by separate vote of a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), determined that the continuation of the investment advisory agreement between Madison Asset Management, LLC (the “Adviser”) and the Trust (the “Investment Advisory Agreement”) with respect to each individual series of the Trust (each a “Fund” and together, the “Funds”) and the trading services sub-advisory agreement between the Adviser, Tidal Investments, LLC (the “Sub-Adviser”) and the Trust with respect to each Fund (the “Sub-Advisory Agreement”, and together with the Investment Advisory Agreement, the “Advisory Agreements”), was in the best interests of each Fund and its shareholders in light of the nature, extent and quality of services provided and such other factors or matters the Board considered in the exercise of its business judgment.

To reach their determination, the Independent Trustees considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge and experience the Trustees had gained during their tenure as Independent Trustees on the Board and its committees in overseeing the Funds. The Board and its committees met regularly throughout the year and at these meetings, the Independent Trustees received and discussed information covering an extensive array of topics relevant to the annual consideration of the renewal of the Advisory Agreements, including: the investment performance of the Funds; economic, market and regulatory developments that may be impacting the industry as well as one or more Funds; updates on the Adviser’s and the Sub-Adviser’s operations and strategic plans; brokerage reports including commission data; and Fund compliance matters. In addition, the Board seeks to meet at its regular quarterly meetings with members of senior management of the Adviser and representatives of the Sub-Adviser to discuss various topics, including market conditions, industry developments and updates on significant developments with the Adviser and the Sub-Adviser, if any. In its review, the Board considered the information (both written and oral) prepared in conjunction with the annual review and received throughout the year. The Independent Trustees through independent counsel requested and received additional information or clarification on certain data from management.

The Independent Trustees were advised by independent legal counsel at the meetings throughout the year as well as during the annual review process and met in executive sessions with such counsel at which no representatives of the Adviser or Sub-Adviser were present. Through independent legal counsel, the Independent Trustees requested and received information specifically prepared for the annual review by the Adviser and the Sub-Adviser. The materials received covered a wide range of information relating to the Funds and their management including, but not limited to, the services the Adviser performs for the Funds pursuant to the Investment Advisory Agreement and as compared to the services provided to other types of clients; the experience of the relevant investment personnel; the investment philosophy, investment process and risk management of the Adviser; the organizational structure of the Adviser; the financial strength of the Adviser; performance data of each Fund over various periods, including a report comparing the investment performance of each Fund to the performance of certain peers and benchmark; the unitary management fee of each Fund, including a report comparing, among other things, the contractual management fee and total expense ratio of the respective Fund to those of certain peers; the compensation structure for investment personnel; the brokerage policies and practices; and the profitability of the Adviser as described below.

With respect to the Sub-Adviser, the materials also covered, among other things, an evaluation of the Sub- Adviser by the Adviser; the organizational and leadership structure of the Sub-Adviser; the nature and quality of services provided by the Sub-Adviser; the personnel furnishing such services and their qualifications; the sub-advisory fee rate for the Funds and as compared to the Sub -Adviser’s fees for other clients; the brokerage policies and practices and commission results; and certain financial data regarding the Sub-Adviser.

Prior to voting on the renewal of the Advisory Agreements, the Independent Trustees received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements. In evaluating the Advisory Agreements, the Board considered its duties under the 1940 Act in reviewing and approving advisory and sub-advisory agreements and fiduciary duties under applicable state law; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to their compensation; the standards used by courts in determining whether the adviser breached its fiduciary duty with respect to its compensation and the factors to be considered by a board in evaluating advisory agreements.

Prior to approving the renewal of the Advisory Agreements at the Meeting, the Independent Trustees also met in executive session with independent legal counsel. During the Meeting and in an executive session with independent legal counsel, the Independent Trustees considered the responses, invited representatives of management to provide additional information and determined the information provided (whether oral or written) was responsive to their requests. In their review, the Independent Trustees considered the advisory arrangements separately on a per Fund basis. The Independent Trustees considered the Investment Advisory Agreement and Sub-Advisory Agreement separately in the course of their review. Accordingly, they considered the differing roles and risks of the Adviser and Sub-Adviser in providing services to the Funds.

After the discussions and with the background and knowledge described above, the Independent Trustees approved the continuation of the Advisory Agreements on behalf of each Fund for an additional one-year period. The Independent Trustees did not identify any single factor as all-important or controlling, but rather the decision reflected the comprehensive consideration of all the information (written and oral) presented for the annual review as well as during the course of the year and in prior years. The Board determined that, given the totality of the information provided, the Board had sufficient information to renew the Advisory Agreements. Each Independent Trustee may have attributed different weights to the various factors and information considered in the approval process. The following summarizes the principal factors, but not all the factors, the Board considered in its review of the Advisory Agreements and its conclusions.

Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board considered, in relevant part, the nature, extent and quality of the Adviser’s and Sub Adviser’s services to the applicable Funds. With respect to the Adviser, the Board considered that the Adviser is responsible for the investment management of the Funds in accordance with each respective Fund’s stated investment objectives and policies, including brokerage and trading services for the Madison Aggregate Bond ETF (MAGG) and the Madison Short Term Strategic Income ETF (MSTI), and also provides certain non-advisory or administrative services. The Board also considered various ways by which the Adviser conducts oversight of the Sub-Adviser. The Board considered, among other things, the Adviser’s investment process in evaluating investments and constructing portfolios, risk management process and program for monitoring and addressing compliance with regulatory requirements and portfolio limitations and restrictions. The Board considered the investment teams, the experience and skill of the portfolio managers in managing the Funds and the culture and compensation arrangements for investment personnel designed to attract and retain qualified personnel. The Board further considered the Adviser’s efforts to evaluate the Funds’ performance and its investment process in seeking to enhance its process. As reflected in further detail below, the Board reviewed each Fund’s performance over various time periods.

In assessing the Adviser’s ability to continue to provide services, the Board considered the Adviser’s succession planning and business continuity policies and procedures, and the Adviser’s financial stability and certain financial data as described in further detail below.

Beyond the advisory and portfolio management services provided, the Board considered the administrative or non-advisory services the Adviser provided to manage and operate the Funds (in addition to those provided by other third parties). In this regard, the Trustees considered the Adviser’s role in managing the Funds’ affairs and coordinating the services provided to the Funds by other service providers (including the Funds’ transfer agent, administrator, sub- administrator, auditor, custodian, distributor and the Sub-Adviser), periodically evaluating these services and reporting its findings to the Board, and assisting with the review and negotiation of the fees of these service providers. The Board considered a description of the types of services the Adviser provided to the Funds compared to the services required of various other types of clients. The Board observed the operational support and administrative services the Adviser provided to the Funds to maintain their operations. The Board considered the various administrative and non-investment type services the Adviser provided which included, among other things, providing operational expertise such as with: regulatory filings; preparing and/or assisting with preparing and filing regulatory and tax reports; overseeing the preparation of shareholder reports or other communications; overseeing third-party service providers, including the Sub-Adviser; assisting with tax matters; valuing portfolio securities; monitoring daily purchases and redemptions; providing Board and committee support services and providing compliance services. With respect to the latter, the Board considered that the Funds operate within a complex regulatory regime and considered the extensive compliance and regulatory services that the Adviser must provide to operate the Funds, including monitoring for compliance with applicable regulatory requirements; developing, maintaining and updating compliance policies and procedures; periodically testing compliance policies and procedures and regularly reporting to the Board on the Funds’ compliance with these policies and procedures.

In addition to the services provided by the Adviser, the Independent Trustees also considered the risks borne by the Adviser in sponsoring and managing the Funds, including various material entrepreneurial, operational, reputational, regulatory and litigation risks.

The Board considered the division of responsibilities between the Adviser and Sub-Adviser and the respective roles of the Adviser and Sub-Adviser in providing services to the Funds. The Board considered that the Sub-Adviser is responsible for trading portfolio securities and performing related services; provides tax optimization services; assists in basket creation, reporting and monitoring; portfolio compliance monitoring; and reporting. The Board observed that the Sub-Adviser provides trading services primarily for the equity Funds, the Madison Covered Call ETF (CVRD) and Madison Dividend Value ETF (DIVL), and supports any equity trades conducted by the fixed income funds, MSTI and MAGG, while the services related to tax optimization and basket creation, portfolio compliance monitoring and reporting are provided for all Funds. In connection with their review of the services of the Sub-Adviser, the Independent Trustees considered, among other things, the background and experience of the key personnel providing services to the Funds, the organizational structure of the Sub- Adviser, certain financial data of the Sub-Adviser, the compensation structure for its personnel, the trading policies and brokerage practices of the Sub-Adviser, a summary of its compliance structure, and a description of its disaster recovery plan and cybersecurity measures. As described in further detail below, the Board considered the performance history of each Fund over various periods and considered that the Sub-Adviser periodically has made presentations to the Board. The Board considered the Adviser’s favorable assessment of the Sub-Adviser and its recommendation for renewal of the Sub-Advisory Agreement.

Based on their review, the Independent Trustees found that, overall, the nature, extent and quality of services provided under the Investment Advisory Agreement and the Sub-Advisory Agreement were satisfactory on behalf of each Fund.

Performance of the Funds

In evaluating the quality of the services provided by the Adviser and Sub-Adviser, the Board considered each Fund’s investment performance. The Board considered that each Fund’s performance is monitored during the year, including at each Board’s quarterly meeting. The Board further met with representatives from the Adviser during the meeting, in part to discuss Fund performance and the factors impacting such performance. The Board received and considered a variety of Fund investment performance data. Among the materials, the Board received a report which generally provided a Fund’s performance data (net of fees) for the one-year and since inception periods ended May 31, 2025 as compared to the performance of comparable funds (“Peer Group”) and to a benchmark. The Board was provided with a description of the reasons for utilizing the respective Peer Groups and benchmarks for the Funds. The Board also received and considered materials reflecting, among other things, the respective Fund’s historic monthly, quarterly and year-to-date performance as compared to the composite performance for accounts managed by the Adviser that are comparable to each Fund. Regardless of the performance period reviewed by the Board, the Independent Trustees considered that shareholders may measure their Fund’s performance results based on the shareholder’s own particular holding periods which may differ significantly from the periods reviewed by the Board and therefore reflect significantly different investment results.

In evaluating performance, the Board acknowledged some of the limitations of the comparative performance data which may impact the weight given to particular performance data and/or limit the value of such performance data. The Board considered that differing objectives, investment strategies and guidelines followed by the respective benchmark(s), peers and/or other client accounts compared to those of the respective Fund would necessarily result in variations in performance results. The Board considered that the Funds are actively managed, and the Funds do not track a particular benchmark. Further, differences in the selection and composition of the peer group and benchmark over time also may contribute to variations in the comparative performance data.

In addition, the Board considered that each Fund had a limited operating history and had not yet developed three years of performance history and as a general matter, longer periods of performance may better reflect a Fund’s performance over a full market cycle. In this respect, the Board further considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and, therefore, a Fund’s performance over a specified period of time may be more indicative of the market conditions during such period rather than management’s skills. In addition, the Board considered that a single period of significant outperformance or underperformance may impact the longer-term performance measurements. Accordingly, the Board considered performance in light of various factors that may impact performance, such as, among other things, overall financial market conditions, issuer-specific information, asset class information and cash flows. The Board considered that depending on the facts and circumstances, including differences between the strategies of the respective Fund and its peers and/or benchmark(s), the Board may be satisfied with a Fund’s performance even if its performance may be below the performance of a benchmark or peer group for certain periods. In their review from year-to-year, the Independent Trustees may consider and place different emphasis on the relevant information in light of changing circumstances in market and economic conditions.

Based on its review and in the context of its full deliberations, the Board observed the following:

Madison Short-Term Strategic Income ETF

MSTI (net of fees) outperformed the benchmark, the Bloomberg US Gov/Credit Float Adjusted 1-5Y Index and its Peer Group average for both the one-year and since inception periods. MSTI ranked in the second quartile of its peer group over both periods.

Madison Aggregate Bond ETF

MAGG (net of fees) outperformed the benchmark, the Bloomberg US Aggregate Bond Index and its Peer Group average for both the one-year and since inception periods. MAGG ranked in the second quartile of its peer group over both periods.

Madison Covered Call ETF

CVRD (net of fees) underperformed the benchmark, the CBOE S&P BuyWrite Index and its Peer Group average for both the one-year and since inception periods. CVRD ranked in the fourth quartile relative to its peer group over both periods. The Board considered that CVRD has a defensive strategy, with a focus on income generation, which is not suited to outperform in risk-on, heavily concentrated markets. The Board considered the Adviser’s statement that, while generally an appropriate benchmark for the overall strategy, the index’s market exposure can be extremely variable and either impossible or undesirable to replicate. The Board took note of the Adviser’s assertion that the Fund’s Peer Group is very small and includes strategies that differ from covered call strategies, and a number of peers are significantly more exposed to the market and can outperform in rising markets.

Madison Dividend Value ETF

DIVL underperformed the benchmark, the Russell 1000 Value Index, net of fees, for the one-year and since inception periods. DIVL ranked in the second quartile over the one-year period and the fourth quartile over the since inception period. The Board considered the Adviser’s assertion that dividend stocks were not positioned to outperform in a market environment concentrated in mega-cap growth stocks. The Board took note of the Adviser’s statement that, over the course of a full market cycle, the Fund’s strategy was expected to result in superior risk-adjusted performance.

On the basis of the Board’s ongoing review of investment performance, the Board determined that the Funds’ overall performance has been satisfactory to support renewal of the Advisory Agreements.

Fees and Expenses

In considering each Fund’s fees and expenses, the Board reviewed the fee and expense ratios for a variety of other funds in each Fund’s peer group with similar investment objectives. The Board received information from the Adviser comparing the unitary management fee rate and total expense ratio for each Fund to the fees and expenses of funds in a peer group as well as each Fund’s Morningstar category. In this regard, the Board considered that the unitary management fee and total expense ratio for each Fund were within a reasonable range of its peer group’s average fee and total expense ratio. In this respect the Board considered the following:

MAGG’s unitary management fee and total expense ratio were below its peer group’s averages; While MSTI’s unitary management fee was above its peer group’s average, its total expense ratio was within one basis point of its peer group’s average total expense ratio; DIVL’s unitary management fee and total expense ratio were above its peer group’s averages; and CVRD’s unitary management fee and total expense ratio were above its peer group’s averages.

The Board observed that the Adviser provides investment management services to other investment company and/or non-investment company clients. The Board considered the Adviser’s statement that each Funds’ unitary management fee rate was below the total expense ratio of the comparable funds managed by Madison. The Board recognized that it is difficult to compare management fees across different product structures because the scope of investment management services provided may vary from one investment adviser to another and from one client to another. The Board considered the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser.

The Board noted the relatively simple expense structure maintained by the Trust, which consists of a unitary management fee, which is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the Funds. The Board noted that out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other service fees. However, the Adviser is not responsible for interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses..

The Board considered that each Fund pays a unitary management fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-adviser out of its unitary management fee. In considering the fees of the Sub-Adviser, the Independent Trustees considered the fee rate paid to the Sub-Adviser with respect to each Fund in absolute terms and as compared to the Sub-Adviser’s pricing for portfolio management services for other clients. The Board had also noted that effective October 1, 2023, the Sub-Adviser agreed to waive its sub -advisory fees for MAGG and MSTI. The Independent Trustees considered that the fee rate paid to the Sub-Adviser for its services to the Funds was in line with the Sub-Adviser’s pricing schedule for other clients. The Independent Trustees also considered that the Adviser, not the Funds, pays the Sub-Adviser from the Adviser’s unitary fee. Further, the Independent Trustees considered that the Adviser and Sub-Adviser are not affiliates and the sub- advisory fee was established through arm’s length negotiations between the Adviser and the Sub-Adviser.

On the basis of the information provided, the Board concluded that the Advisor’s unitary management fee and Sub-Advisor’s sub-advisory fee with respect to each Fund are reasonable.

Cost of Advisory Services and Profitability

The Board considered the Adviser’s costs of providing the services to the Funds. The Board considered information reflecting the Adviser’s financial condition and profitability. The Board received and reviewed, among other things, information about: (i) the revenue, costs and expenses incurred by the Adviser in providing advisory services to the Funds and (ii) the expense allocation methodology and assumptions used by the Adviser in calculating profitability. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds was not unreasonable in light of the nature, extent and quality of services provided.

The Board reviewed information reflecting the financial condition of the Sub-Adviser. In considering the cost of services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with each Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser from the Funds’ unitary management fees. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and the Sub -Adviser, an unaffiliated third-party. As a result, the costs of the services to be provided and the profits to be realized by the Sub-AdvisEr from its relationship with the Trust were not a material factor in the Board’s consideration of the Sub-Advisory Agreement. Based on its review, including the Sub-Adviser’s fee schedule and the fact that the sub-advisory fee was established through arm’s length negotiations, the Board concluded that the Sub-Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale. The Board considered whether there were economies of scale with respect to the management of the Funds and the potential for realization of economies of scale. The Board noted the Adviser’s representations that, given the Funds are relatively small, meaningful economies of scale have not yet been realized to a degree that would warrant the implementation of breakpoints in the Funds’ management fees. With respect to the Sub-Adviser, the Board considered that Sub-Adviser’s fee schedule, which is calculated based on the level of Fund assets, includes a breakpoint.

Other Benefits

The Board considered the direct and indirect benefits realized by the Adviser and Sub-Adviser from their relationship with the Funds. The Board considered that the Adviser and Sub -Adviser do not utilize soft dollars with respect to the Funds. The Board further considered that Adviser and the Sub-Adviser do not use any affiliated brokers to execute the Funds’ portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser and Sub-Adviser may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board noted that Tidal ETF Services, LLC, an affiliate of the Sub-Adviser, provides certain administrative services to the Trust for which it is separately compensated by the Adviser out of the Funds’ unitary management fee. The Board concluded that the additional benefits the Adviser and Sub-Adviser receive from their relationship with the Funds are reasonable and appropriate.

Conclusion

Based on all of the information presented to and considered by the Board and the foregoing conclusions, the Board, including the Independent Trustees, determined that the continuation of each of the Investment Advisory Agreement and Sub-Advisory Agreement was fair and reasonable and in the best interests of each Fund and its respective shareholders, and approved the continuation of each of the Investment Advisory Agreement and Sub-Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Madison ETFs Trust

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Ryan
Patrick F. Ryan, President/Principal Executive Officer

Date	March 6, 2026

By:	/s/ Greg D. Hoppe
Greg D. Hoppe, Treasurer/Principal Financial Officer

Date	March 6, 2026